Income Taxes - Summary of Balances of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	$ 994,382,000	$ 1,088,234,000
Deferred taxes (Liabilities) before compensation	(612,953,000)	(643,854,000)
Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(1,178,544,000)	(1,254,130,000)
Compensation deferred taxes Assets/Liabilities	565,591,000	610,276,000
Deferred taxes (Liabilities) after compensation	(612,953,000)	(643,854,000)
Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	1,559,973,000	1,698,510,000
Compensation deferred taxes Assets/Liabilities	(565,591,000)	(610,276,000)
Deferred taxes Assets after compensation	994,382,000	1,088,234,000
Accumulated Depreciation [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(448,711)	(508,172)
Accumulated Depreciation [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	17,717	25,659
Accumulated Amortization [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(16,505)	(22,213)
Accumulated Amortization [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	4,161	6,158
Post-Employment Benefit Obligations [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation		(154)
Post-Employment Benefit Obligations [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	498,424	552,760
Revaluation of Financial Instruments [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(31,883)	(11,626)
Revaluation of Financial Instruments [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	2,274	1,211
Tax Loss [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	209,339	281,080
Provisions [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(205,151)	(237,040)
Provisions [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	630,331	636,653
Provision For Civil Contingencies [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	247,400	241,520
Provision Contingencies Workers [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	28,467	36,878
Provision Uncontainable Accounts [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	121,764	122,104
Provision Of Human Resources Accounts [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	18,724	16,339
Financial Assets Ifric 12 [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(194,045)	(207,425)
Other Provisions [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(11,106)	(29,615)
Other Provisions [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	213,976	219,812
Other [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(476,294)	(474,925)
Other [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	197,727	194,989
Monetary Correction [Member] | Deferred Tax Liabilities [Member] | Argentina
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(289,158)	(285,210)
Other Deferred Taxes [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(111,639,000)	(84,479,000)
Other Deferred Taxes [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	197,727,000	194,989,000
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Amortization PPA [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	$ (75,497)	$ (105,236)